Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Feb. 22, 2016
Document Effective Date	Feb. 22, 2016
Prospectus Date	Feb. 23, 2016
Virtus Newfleet Dynamic Credit ETF | Virtus Newfleet Dynamic Credit ETF
Risk/Return:
Trading Symbol	BLHY